Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Basis of Presentation [Abstract]
Basis of presentation

Note 2. Basis of presentation of the unaudited interim condensed consolidated financial information

The unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2024, have been prepared in accordance with IAS 34 — Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in an annual consolidated financial statement. Accordingly, this report is to be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2023. Additionally, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual financial statements.

The accompanying unaudited condensed consolidated financial statements are presented in Brazilian Reais (“R$”) in conformity with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The financial statements comply with IFRS as issued by the International Accounting Standards Board.

Going concern

The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

For the six-months ended June 30, 2024, and 2023, the Company incurred a net loss of R$33,203 and R$36,255, respectively, and on June 30, 2024, and December 31, 2023, the Company had a working capital deficit of R$351,059 and R$308,579, respectively and shareholders’ deficit of R$76,774 and R$53,629, respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties (including its CEO), private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais.

As of June 30, 2024 the Company had current debt obligations outstanding of R$59,117 and R$66,024 on December 31, 2023, which included the entire balance of amounts owed under the debentures issued in 2021 and due in 2026, as the Company was not in compliance with financial covenants associated with the debentures at June 30, 2024, December 31, 2023, or 2022 and the balances due on loans that mature in 2024 and short-term obligations under related party loans. On December 13, 2024, the Company requested a waiver for the covenant violation, which was granted by the debenture holders on December 19, 2024, maintaining the original amortization date of the debentures.

On June 30, 2024, the Company had cash and cash equivalents, including short-term investments, of R$13,249 and had loans and financing of R$3,776 and related party liabilities of R$9,739, all recorded as short-term obligations.

The Company’s future profitability and liquidity is particularly dependent upon the organic growth and operating performance of the Nuvini Acquired Companies and the expansion of its businesses through additional acquisitions of SaaS companies or SaaS-related assets. The Company cannot be certain when or if its operations will generate sufficient cash to fully fund its ongoing operations or the growth of its business. The Company’s business will likely require significant additional amounts of capital and expand operations to generate sufficient cash flow to meet its obligations on a timely basis.

The Company has determined that these factors raise substantial doubt about its ability to continue as a going concern.

Note 2. Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee. The financial statements comply with IFRS as issued by the International Accounting Standards Board.

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of loss and comprehensive loss, the consolidated statement of changes in equity and the consolidated statement of cash flows and have been prepared under a historical cost basis, except for the valuation of certain assets and liabilities such as those arising from business combinations and according to the accounting practices described in note 3. The consolidated statement of cash flows has been prepared using the indirect method. Intercompany transactions and balances between the Group’s companies are eliminated upon consolidation.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of loss and comprehensive loss, consolidated statement of changes in equity and consolidated statement of financial position, respectively.

The issuance of these consolidated financial statements was originally authorized by the Board of Directors on December 24, 2024.

Reorganization of Keiretsu and Nuvini

On June 30, 2021, Nuvini completed a common control corporate reorganization whereby Keiretsu Tecnologia SA (“Keiretsu”), a joint-stock holding company with no operations and headquartered in the City of São Paulo, State of São Paulo, and owner of 100% of the capital stock of Nuvini, was merged into Nuvini, with Nuvini being the surviving entity. The reorganization and merger was approved by the shareholders of Nuvini and the shareholders of Keiretsu at the respective extraordinary general shareholder meetings held on June 30, 2021. The management team of Nuvini and Keiretsu had concluded that merger would bring advantages to both Nuvini and Keiretsu and their shareholders, resulting in greater operational, administrative, and financial efficiency, with a reduction in operating costs for Nuvini.

The merger was completed through a share exchange transaction, whereby each share previously held by the Keiretsu shareholders was exchanged for one Nuvini share, with no change to their proportional interests in Nuvini. As a result, the net liabilities of Keiretsu of R$109,869 on the date of the share exchange, including the contingent consideration relating to the Effecti acquisition completed in 2020 that had been assumed by Keiretsu, were assumed by Nuvini.

As Keiretsu and Nuvini were entities under common control for the periods presented in these consolidated financial statements, the reorganization and merger has been evaluated as a business combination under common F-57 control (“BUCC”). IFRS currently does not have authoritative guidance related to the accounting and reporting for BUCC’s. The Group’s management team (“Management”) has elected to account for the reorganization as a merger based on the historical accounting basis of the assets and liabilities assumed. The consolidated financial statements have been presented as if the reorganization and merger had been affected as of January 1, 2021.

Going concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Nuvini is a holding company that conducts its business through its acquired operating subsidiaries and derives all of its revenues from the Nuvini Acquired Companies’ proprietary SaaS businesses, which consist of revenue from fees paid by the Nuvini Acquired Companies’ customers for using the Nuvini Acquired Companies’ proprietary software.

The Company is an early-stage company and since inception has incurred operating losses.

For the years ended December 31, 2023, 2022 and 2021, the Company incurred a net loss of R$(247,862), R$(114,206) and R$(77,699), respectively, and on December 31, 2023 and 2022, the Company had a working capital deficit of R$(308,579) and R$(311,821), respectively and shareholders’ deficit of R$(53,629) and R$(94,961), respectively. Management believes it will continue to incur operating and net losses at least for the medium term.

To date, Nuvini has met its operations funding requirements primarily through the issuance of equity capital, loans and borrowings from financial institutions and related parties (including its CEO), private placements of debentures, deferred and/or contingent payment on acquisitions, and the issuance of subscription rights to investors, as well as from revenue generated from the Group’s operations. Nuvini S.A. holds debt in the Brazilian reais currency (R$) and financial instruments are not typically used for hedging purposes.

As discussed in notes 13 and 15, on December 31, 2023 the Company had current debt obligations outstanding of R$66,024 and R$62,857 on December 31, 2022, which included the entire balance of amounts owed under the debentures issued in 2021 and due in 2026, as the Company was not in compliance with financial covenants associated with the debentures at December 31, 2023 or 2022 and the balances due on loans that mature in 2024 and short-term obligations under related party loans (see note 9 for further details).

The Company issued equity in shares in exchange for the partial acquisition of Smart NX in 2023.

On December 31, 2023, the Company had cash and cash equivalents, including short-term investments, of R$11,398.

The Company’s future profitability and liquidity is particularly dependent upon the organic growth and operating performance of the Nuvini Acquired Companies and the expansion of its businesses through additional acquisitions of SaaS companies or SaaS-related assets. The Company cannot be certain when or if its operations will generate sufficient cash to fully fund its ongoing operations or the growth of its business. The Company’s business will likely require significant additional amounts of capital resources to sustain and expand operations to generate sufficient cash flow to meet its obligations on a timely basis

The Company has determined that these factors raise substantial doubt about its ability to continue as a going concern.

As further discussed at note 15, the debenture holders have subsequently granted the Company’s request to waive the 2022 and 2023 covenant violations.

Additionally, as further discussed at notes 5 and 6, the Company has and continues to take additional steps to preserve liquidity and manage cash flows by amending the terms of amounts payable or contingently payable under the purchase and sale agreements with sellers for all of its acquisitions. These amendments have included extension and/or further deferral of payment installments, as well as modification of the terms to contemplate a portion of the amounts due to be payable in shares of Nvni Group Limited, as applicable (see also note 5). Nuvini S.A. cannot extend or revise the terms of the deferred and contingent consideration, Nuvini S.A. would raise debt to satisfy any deferred and contingent consideration obligations.

As discussed in note 9, the Company also has loans with the Group’s CEO. In December 2022, all amounts payable under these loans, amounting to R$16,799, were converted into subscription rights. After the subscription rights conversion, the Company then received an additional loan from the CEO of R$3,200 in December 2022 and another loan of R$3,300 in February 2023. In July 2023, the Company received an additional loan of R$1,039, totaling R$8,890 outstanding for loans to Nuvini’s CEO as of December 31, 2023. The Company also was able to obtain loans from investors in the amount of R$7,407.

While the Company continues to seek other alternative capital and financing sources and implement steps to preserve liquidity and manage cash flows, there can be no assurance that these or additional capital and financing resources, continued waivers of covenant violations under the debentures agreement, or further extensions or modifications of payment terms of seller acquisition financing will be available to the Company on commercially acceptable terms, or at all. If the Company raises funds to pay any of its obligations by issuing additional equity securities, dilution to stockholders may result. The terms of debt securities or borrowings could impose significant additional restrictions on operations.

If the Company is unable to obtain adequate capital resources to fund operations, it would not be able to continue to operate its business pursuant to its current business plan, which may require reductions in spending to a sustainable level by, among other things, delaying, scaling back or eliminating some or all its planned investments in business development, sales and marketing, research and development, and other activities, which could have a material impact on its operations and limit its ability to fully execute its business acquisition strategy, which may directly and negatively affect its business, operating and financial results.